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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-00082
                                   --------------------------------------------

                                   CGM TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             One International Place, Boston, MA                  02110
-------------------------------------------------------------------------------
          (Address of principal executive offices)              (Zip code)

                            Barry N. Hurwitz, Esq.
           Bingham McCutchen LLP, 150 Federal St., Boston, MA 02110
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 617-737-3225
                                                    ---------------------------

Date of fiscal year end:   12/31
                           ------------------

Date of reporting period:  7/1/06 -- 6/30/07
                           ------------------

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                    PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
                    CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS
SEC 2451 (4-03)     THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-82

CGM Mutual Fund


                                                                                               Proposed
                                                                                                  By
                                                                                                Issuer                       For
                                                                                                  or      Was                 or
                                                    Meeting     Matter                         Security   Vote    Actual    Against
  Issuer                    Ticker     CUSIP          Date     Voted On                         Holder    Cast?    Vote      Mgt.
---------------------------------------------------------------------------------------------------------------------------------
Agrium Inc.                  AGU      008916108       5/9/07  1. Elect 11 Directors:            Issuer     Yes      For      For
                                                                1. Neil Carragher,
                                                                2. Ralph S. Cunningham,
                                                                3. D. Grant Devine,
                                                                4. Germaine Gibara,
                                                                5. Russell K. Girling,
                                                                6. Susan A. Henry,
                                                                7. Russell J. Horner,
                                                                8. A. Anne McLellan,
                                                                9. Frank W. Proto,
                                                               10. Michael M. Wilson and
                                                               11. Victor J. Zaleschuk

                                                              2. Approve appointment of         Issuer     Yes      For      For
                                                              KPMG LLP, chartered
                                                              accountants, as auditors of
                                                              the corporation

                                                              3. Approve a resolution to        Issuer     Yes      For      For
                                                              make certain amendments to
                                                              the corporation's Amended and
                                                              Restated Stock Option and
                                                              Tandem SAR Plan

                                                              4. Approve a resolution to        Issuer     Yes      For      For
                                                              reserve an additional
                                                              1,000,000 common shares for
                                                              the granting of stock options
                                                              with Tandem SARs under the
                                                              corporation's Amended and
                                                              Restated Stock Option and
                                                              Tandem SAR Plan.

                                                              5. Approve a resolution to        Issuer     Yes      For      For
                                                              approve the corporation's
                                                              Amended and Restated
                                                              Shareholder Rights Plan

Allegheny Technologies
 Incorporated                ATI      01741R102       5/2/07  A. Elect three directors:         Issuer     Yes      For      For
                                                                1. H. Kent Bowen,
                                                                2. L. Patrick Hassey and
                                                                3. John D. Turner

                                                              B. Approve 2007 Incentive Plan    Issuer     Yes      For      For

                                                              C. Ratify the appointment of      Issuer     Yes      For      For
                                                              Ernst & Young LLP to serve as
                                                              the company's independent
                                                              auditors for 2007

                                                              D. Approve stockholder            Security   Yes      Against  For
                                                              proposal regarding                 Holder
                                                              sustainability reporting

Arcelor Mittal                MT      03937E101      6/12/07  1. Adopt the annual accounts      Issuer     Yes      For      For
                                                              for fiscal 2006

                                                              2. Approve proposal to            Issuer     Yes      For      For
                                                              continue to pay a quarterly
                                                              dividend of US $0.325 per
                                                              share, subject to final
                                                              determination of the board

                                                              3. Approve the management         Issuer     Yes      For      For
                                                              performed by the directors
                                                              "A" of the board of directors
                                                              during fiscal 2006

                                                              4. Approve the supervision        Issuer     Yes      For      For
                                                              performed by the directors
                                                              "C" of the board of directors
                                                              during fiscal 2006

                                                              5. Ratify the decision of the     Issuer     Yes      For      For
                                                              board of directors appoint
                                                              Mr. Lakshmi N. Mittal as
                                                              chief executive officer of
                                                              the company as of 5 November
                                                              2006

                                                              6. Approve proposal to            Issuer     Yes      For      For
                                                              designate Mrs. Usha Mittal as
                                                              the person referred to in
                                                              Article 23 of the Articles of
                                                              Association of the company

                                                              7. Approve proposal to            Issuer     Yes      For      For
                                                              re-appoint Deloitte
                                                              accountants as the registered
                                                              accountant of the company

                                                              8. Approve proposal to change     Issuer     Yes      For      For
                                                              the remuneration of the
                                                              directors "C" of the board of
                                                              directors

                                                              9. Approve proposal to            Issuer     Yes      For      For
                                                              designate the board of
                                                              directors as authorized
                                                              corporate body (orgaan) to
                                                              repurchase class A shares in
                                                              the capital of the company
                                                              until 12 December 2008

                                                              10. Approve proposal to           Issuer     Yes      For      For
                                                              extend the authority of the
                                                              board of directors for a
                                                              period of one (1) year to
                                                              issue and/or grant rights

                                                              11. Approve proposal to           Issuer     Yes      For      For
                                                              extend the authority of the
                                                              board of directors for a
                                                              period of one year to limit
                                                              or exclude the pre-emptive
                                                              rights

AT&T Inc.                      T      00206R102      4/27/07  1. Elect 17 directors:            Issuer     Yes      For      For
                                                                 1. William F. Aldinger, III,
                                                                 2. Gilbert F. Amelio,
                                                                 3. Reuben V. Anderson,
                                                                 4. James H. Blanchard,
                                                                  5. August A. Busch, III,
                                                                 6. James P. Kelly,
                                                                 7. Charles F. Knight,
                                                                 8. Jon C. Madonna,
                                                                 9. Lynn M. Martin,
                                                                10. John B. McCoy,
                                                                11. Mary S. Metz,
                                                                12. Toni Rembe,
                                                                13. Joyce M. Roche,
                                                                14. Randall L. Stephenson,
                                                                15. Laura D'Andrea Tyson,
                                                                16. Patricia P. Upton and
                                                                17. Edward F. Whitacre, Jr.

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Ernst & Young LLP as
                                                              independent auditors of AT&T
                                                              Inc for 2007

                                                              3. Approve the AT&T Severance     Issuer     Yes      For      For
                                                              Policy

                                                              4. Approve stockholder            Security   Yes      Against  For
                                                              proposal regarding providing       Holder
                                                              a semi-annual report about
                                                              political contributions

                                                              5. Approve stockholder            Security   Yes      Against  For
                                                              proposal regarding amending        Holder
                                                              bylaws to give holders of 10%
                                                              to 25% of outstanding common
                                                              stock the power to call a
                                                              special shareholder meeting

                                                              6. Approve stockholder            Security   Yes      Against  For
                                                              proposal regarding                 Holder
                                                              establishing a
                                                              pay-for-superior-performance
                                                              standard

                                                              7. Approve stockholder            Security   Yes      Against  For
                                                              proposal regarding a voting        Holder
                                                              item at the annual meeting to
                                                              approve the compensation of
                                                              named executive officers

                                                              8. Approve stockholder            Security   Yes      Against  For
                                                              proposal regarding                 Holder
                                                              establishing a policy
                                                              limiting the benefits
                                                              provided under the company's
                                                              supplemental executive
                                                              retirement plan

Burlington Northern
Santa Fe Corporation         BNI      12189T104      4/19/07  1. Elect 11 directors:            Issuer     Yes      For      For
                                                                 1. A. L. Boeckmann,
                                                                 2. D. G. Cook,
                                                                 3. V. S. Martinez,
                                                                 4. M. F. Racicot,
                                                                 5. R. S. Roberts,
                                                                 6. M. K. Rose,
                                                                 7. M. J. Shapiro,
                                                                 8. J. C. Watts, Jr.
                                                                 9. R. H. West,
                                                                10. J. S. Whisler and
                                                                11. E. E. Whitacre, Jr.

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              the company's independent
                                                              auditor for 2007

CB Richard Ellis Group, Inc. CBG      12497T101       6/1/07  1. Elect 12 directors:            Issuer     Yes      For      For
                                                                 1. Richard C. Blum,
                                                                 2. Patrice Marie Daniels,
                                                                 3. Senator T. A. Daschle,
                                                                 4. Curtis F. Feeny,
                                                                 5. Bradford M. Freeman,
                                                                 6. Michael Kantor,
                                                                 7. Frederic V. Malek,
                                                                 8. Robert E. Sulentic,
                                                                 9. Jane J. Su,
                                                                10. Brett White,
                                                                11. Gary L. Wilson and
                                                                12. Ray Wirta

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche LLP as
                                                              independent registered public
                                                              accounting firm

                                                              3. Approve the Executive          Issuer     Yes      For      For
                                                              Incentive Plan

Companhia Vale do Rio Doce   RIO      204412209      4/27/07  O1. Appreciation of the           Issuer     Yes      For      For
                                                              managements' report and
                                                              analysis, discussion and vote
                                                              on the financial statements
                                                              for the fiscal year ending
                                                              December 31, 2006

                                                              O2. Approve proposal for the      Issuer     Yes      For      For
                                                              destination of profits of the
                                                              said fiscal year and approve
                                                              the investment budget of the
                                                              company

                                                              O3. Appoint members of the        Issuer     Yes      For      For
                                                              board of directors

                                                              O4. Appoint members of the        Issuer     Yes      For      For
                                                              fiscal council

                                                              O5. Establish the                 Issuer     Yes      For      For
                                                              remuneration of the members
                                                              of the board of directors,
                                                              the board of executive
                                                              officers and the fiscal
                                                              council

                                                              E1. Approve the capital           Issuer     Yes      For      For
                                                              increase, through
                                                              capitalization of reserves,
                                                              without the issuance of
                                                              shares, and the consequent
                                                              change of the head of Article
                                                              5 of the company's by-laws

Deckers Outdoor Corporation  DECK     243537107       5/9/07  1. Elect 8 directors:             Issuer     Yes      For      For
                                                                1. Douglas B. Otto,
                                                                2. Angel R. Martinez,
                                                                3. Gene E. Burleson,
                                                                4. Rex A. Licklider,
                                                                5. John M. Gibbons,
                                                                6. John G. Perenchio,
                                                                7. Maureen Conners and
                                                                8 Tore Steen

                                                              2. Approve amendment to the       Issuer     Yes      Against  Against
                                                              2006 Equity Incentive Plan

                                                              3. Ratify the selection of        Issuer     Yes      For      For
                                                              KPMG LLP as the company's
                                                              independent registered public
                                                              accounting firm

Deere & Company               DE      244199105      2/28/07  1. Elect three directors:         Issuer     Yes      For      For
                                                                1. Robert W. Lane,
                                                                2. Antonio Madero B. and
                                                                3. Aulana L. Peters

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche LLP as the
                                                              independent registered public
                                                              accounting firm for fiscal
                                                              2007

Flour Corporation            FLR      343412102       5/2/07  1. Elect four directors:          Issuer     Yes      For      For
                                                                1. James T. Hackett,
                                                                2. Kent Kresa,
                                                                3. Lord Robin W. Renwick and
                                                                4. Peter S. Watson

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Ernst & Young LLP as
                                                              registered public accounting
                                                              firm for 2007

The Goldman Sachs Group, Inc. GS      38141G104      3/27/04  1. Elect 13 directors:            Issuer     Yes      For      For
                                                                 1. Lloyd C. Blankfein,
                                                                 2. Lord Browne of Madingley,
                                                                 3. John H. Bryan,
                                                                 4. Gary D. Cohn,
                                                                 5. Claes Dahlback,
                                                                 6. Stephen Friedman,
                                                                 7. William W. George,
                                                                 8. Rajat K. Gupta,
                                                                 9. James A. Johnson,
                                                                10. Lois D. Juliber,
                                                                11. Edward M. Liddy,
                                                                12. Ruth J. Simmons and
                                                                13. Jon Winkelried

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              independent auditors for 2007
                                                              fiscal year

                                                              3. Shareholder proposal           Security   Yes      Against  For
                                                              regarding a charitable             Holder
                                                              contributions report

                                                              4. Shareholder proposal           Security   Yes      Against  For
                                                              regarding a sustainability         Holder
                                                              report

                                                              5. Shareholder proposal           Security   Yes      Against  For
                                                              regarding stock options            Holder

Holly Corporation            HOC      435758305      5/24/07  1. Elect nine directors:          Issuer     Yes      For      For
                                                                1. B. P. Berry,
                                                                2. M. P. Clifton,
                                                                3. W. J. Glancy,
                                                                4. W. J. Gray,
                                                                5. M. R. Hickerson,
                                                                6. T. K. Matthews,
                                                                7. R. G. McKenzie,
                                                                8. J. P. Reid and
                                                                9. P. T. Stoffel

                                                              2. Approve amendment to the       Issuer     Yes      For      For
                                                              Corporation's restated
                                                              certificate of incorporation
                                                              to increase the total number
                                                              of shares of common stock,
                                                              par value $0.01 per share,
                                                              that the corporation has
                                                              authority to issue

                                                              3. Approve the performance        Security   Yes      Against  Against
                                                              standards and eligibility          Holder
                                                              provisions of the
                                                              corporation's long-term
                                                              incentive compensation plan
                                                              and approve amendment to
                                                              provide for the use of "net
                                                              profit margin" as a
                                                              performance criteria for
                                                              annual incentive awards

Las Vegas Sands Corp.        LVS      517834107       6/7/07  1. Elect three directors:         Issuer     Yes      For      For
                                                                1. Sheldon G. Adelson,
                                                                2. Irwin Chafetz and
                                                                3. James L. Purcell

                                                              2. Ratify the selection of        Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              independent registered public
                                                              accounting firm

Merrill Lynch & Co., Inc.    MER      590188108      4/27/07  1. Elect three directors:         Issuer     Yes      For      For
                                                                1. John D. Finnegan,
                                                                2. Joseph W. Prueher and
                                                                3. Ann N. Reese

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche as
                                                              independent registered public
                                                              accounting firm

                                                              3. Approve shareholder            Security   Yes      Against  For
                                                              proposal relating to               Holder
                                                              instituting cumulative voting

                                                              4. Approve shareholder            Security   Yes      Against  For
                                                              proposal relating to naming        Holder
                                                              executive officers
                                                              compensation to shareholders
                                                              for annual ratification

                                                              5. Approve shareholder            Security   Yes      Against  For
                                                              proposal relating to adopting      Holder
                                                              a policy that a significant
                                                              portion of future equity
                                                              compensation be
                                                              performance-vesting shares

Morgan Stanley                MS      617446448      4/10/07  1. Elect 12 directors:            Issuer     Yes      For      For
                                                                 1. Roy J. Bostock,
                                                                 2. Erskine B. Bowles,
                                                                 3. Howard J. Davies,
                                                                 4. C. Robert Kidder,
                                                                 5. John J. Mack,
                                                                 6. Donald T. Nicolaisen,
                                                                 7. Charles H. Noski,
                                                                 8. Hutham S. Olayan,
                                                                 9. Charles E. Phillips, Jr.,
                                                                10. O. Griffith Sexton,
                                                                11. Laura D. Tyson and
                                                                12. Klaus Zumwinkel

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche LLP as
                                                              independent Auditor

                                                              3. Approve the 2007 Equity        Issuer     Yes      Against  Against
                                                              Incentive Compensation Plan

                                                              4. Approve shareholder            Security   Yes      Against  For
                                                              proposal regarding simple          Holder
                                                              majority vote

                                                              5. Approve shareholder            Security   Yes      Against  For
                                                              proposal regarding executive       Holder
                                                              compensation advisory vote

Newfield Exploration Company NFX      651290108       5/3/07  1. Elect 13 directors:            Issuer     Yes      For      For
                                                                 1. David A. Trice,
                                                                 2. David F. Schaible,
                                                                 3. Howard H. Newman,
                                                                 4. Thomas G. Ricks,
                                                                 5. C. E. (Chuck) Schultz,
                                                                 6. Dennis R.  Hendrix,
                                                                 7. Philip J. Burguieres,
                                                                 8. John Randolph Kemp III,
                                                                 9. J. Michael Lacey,
                                                                10. Joseph H. Netherland,
                                                                11. J. Terry Strange,
                                                                12. Pamela J. Gardner and
                                                                13. Juanita F. Romans

                                                              2. Approve the Newfield           Issuer     Yes      For      For
                                                              Exploration Company 2007
                                                              Omnibus Stock Plan

                                                              3. Approve the second             Issuer     Yes      For      For
                                                              amendment to the Newfield
                                                              Exploration Company 2000
                                                              Non-Employee Director
                                                              Restricted Stock Plan

                                                              4. Ratify the appointment of      Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              independent accountants

Schlumberger Limited
(Schlumberger N.V.)          SLB      806857108      4/11/07  1. Elect 13 directors:            Issuer     Yes      For      For
                                                                 1. P. Camus,
                                                                 2. J.S. Gorelick,
                                                                 3. A.Gould,
                                                                 4. T. Isaac,
                                                                 5. N. Kudravtsev,
                                                                 6. A. Lajous,
                                                                 7. M.E. Marks,
                                                                 8. D. Primat,
                                                                 9. L. R. Reif,
                                                                10. T. J. Sandvold,
                                                                11. N. Seydoux,
                                                                12. L. G. Stuntz and
                                                                13. R. Talwar

                                                              2. Adopt and approve              Issuer     Yes      For      For
                                                              financials and dividends

                                                              3. Approve the appointment of     Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              the independent firm to audit
                                                              the accounts of the Company
                                                              for 2007

XTO Energy Inc.              XTO      98385X106      5/15/07  1. Elect three directors:         Issuer     Yes      For      For
                                                                 a. Lane G. Collins,
                                                                 b. Schott G. Sherman and
                                                                 c. Bob R. Simpson

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              KPMG LLP as the company's
                                                              independent auditor for 2007

CGM Trust - File No. 811-82

CGM Realty Fund


                                                                                               Proposed
                                                                                                  By
                                                                                                Issuer                       For
                                                                                                  or      Was                 or
                                                    Meeting     Matter                         Security   Vote    Actual    Against
  Issuer                    Ticker     CUSIP          Date     Voted On                         Holder    Cast?    Vote      Mgt.
---------------------------------------------------------------------------------------------------------------------------------

Arch Coal, Inc.              ACI      039380100      4/26/07  1. Elect four directors:          Issuer     Yes      For      For
                                                                1.  Brian J. Jennings,
                                                                2. Steven F. Leer,
                                                                3. Robert G. Potter and
                                                                4. Theodore D. Sands

AvalonBay Communities, Inc.  AVB      053484101      5/16/07  1. Elect nine directors:          Issuer     Yes      For      For
                                                                1. Bryce Blair,
                                                                2. Bruce A. Choate,
                                                                3. John J. Healy, Jr.,
                                                                4. Gilbert M. Meyer,
                                                                5. Timothy J. Naughton,
                                                                6. Lance R. Primis,
                                                                7. H. Jay Sarles,
                                                                8. Allan D. Schuster and
                                                                9. Amy P. Williams

                                                              2. Ratify the selection of        Issuer     Yes      For      For
                                                              Ernst & Young LLP as the
                                                              company's independent
                                                              auditors for the year ending
                                                              December 31, 2007

Boston Properties, Inc.      BXP      101121101      5/15/07  1. Elect three directors:         Issuer     Yes      For      For
                                                                1. Mortimer B. Zuckerman,
                                                                2. Carol B. Einiger and
                                                                3. Richard E. Salomon

                                                              2. Approve the second             Issuer     Yes      For      For
                                                              amendment and restatement of
                                                              the Boston Properties, Inc.
                                                              1997 Stock Option and
                                                              Incentive Plan

                                                              3. Ratify the audit               Issuer     Yes      For      For
                                                              committee's appointment of
                                                              PricewaterhouseCoopers LLP
                                                              as Boston Properties, Inc.'s
                                                              independent registered public
                                                              accounting firm for the
                                                              fiscal year ending December
                                                              31, 2007

                                                              4. Approve stockholder            Security   Yes      Against  For
                                                              proposal concerning the            Holder
                                                              annual election of directors

                                                              5. Approve stockholder            Security   Yes      Against  For
                                                              proposal concerning energy         Holder
                                                              efficiency

Brookfield Properties
Corporation                  BPO      112900105      4/26/07  A. Elect 13 directors:            Issuer     Yes      For      For
                                                                 1. Gordon E. Arnell,
                                                                 2. William T. Cahill,
                                                                 3. Richard B. Clark,
                                                                 4. Jack L. Cockwell,
                                                                 5. J. Bruce Flatt,
                                                                 6. Roderick D. Fraser,
                                                                 7. Paul D. McFarlane,
                                                                 8. Allan S. Olson,
                                                                 9. Samuel P. S. Pollock,
                                                                10. Linda D. Rabbitt,
                                                                11. Robert L. Stelzl,
                                                                12. Diana L. Taylor and
                                                                13. John E. Zuccotti

                                                              B. Approve appointment of         Issuer     Yes      For      For
                                                              Deloitte & Touche LLP as
                                                              auditors and authorize the
                                                              directors to fix the
                                                              auditors' remuneration

                                                              C. Approve amendment of the       Issuer     Yes      For      For
                                                              corporation's Share Option
                                                              Plan to reflect changes in
                                                              respect of the plans
                                                              amendment provisions and the
                                                              expiry of options during
                                                              blackout periods

                                                              D. Approve the special            Issuer     Yes      For      For
                                                              resolution to approve a three
                                                              for two subdivision of the
                                                              corporation's common shares,
                                                              a nine for four subdivision
                                                              of the class redeemable
                                                              voting preferred shares and
                                                              certain incidental amendments
                                                              to the corporation's
                                                              management

CB Richard Ellis Group, Inc. CBG      12497T101       6/1/07  1. Elect 12 directors:            Issuer     Yes      For      For
                                                                 1. Richard C. Blum,
                                                                 2. Patrice Marie Daniels,
                                                                 3. Senator T. A. Daschle,
                                                                 4. Curtis F. Feeny,
                                                                 5. Bradford M. Freeman,
                                                                 6. Michael Kantor,
                                                                 7. Frederic V. Malek,
                                                                 8. Robert E. Sulentic,
                                                                 9. Jane J. Su,
                                                                10. Brett White,
                                                                11. Gary L. Wilson and
                                                                12. Ray Wirta

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche LLP as
                                                              independent registered public
                                                              accounting firm

                                                              3. Approve the Executive          Issuer     Yes      For      For
                                                              Incentive Plan

Companhia Vale do Rio Doce   RIO      204412209      4/27/07  O1. Appreciation of the           Issuer     Yes      For      For
                                                              managements' report and
                                                              analysis, discussion and vote
                                                              on the financial statements
                                                              for the fiscal year ending
                                                              December 31, 2006

                                                              O2. Approve proposal for the      Issuer     Yes      For      For
                                                              destination of profits of the
                                                              said fiscal year and approve
                                                              the investment budget of the
                                                              company

                                                              O3. Appoint members of the        Issuer     Yes      For      For
                                                              board of directors

                                                              O4. Appoint members of the        Issuer     Yes      For      For
                                                              fiscal council

                                                              O5. Establish the                 Issuer     Yes      For      For
                                                              remuneration of the members
                                                              of the board of directors,
                                                              the board of executive
                                                              officers and the fiscal
                                                              council

                                                              E1. Approve the capital           Issuer     Yes      For      For
                                                              increase, through
                                                              capitalization of reserves,
                                                              without the issuance of
                                                              shares, and the consequent
                                                              change of the head of Article
                                                              5 of the company's by-laws

Desarrolladora Homex,
S.A.B. de C.V.               HXM      25030W100      4/26/07  O1. Reading, discussion and       Issuer     Yes      For      For
                                                              approval or amendment, as the
                                                              case may be, of the reports
                                                              of the board of directors on
                                                              the company's review pursuant
                                                              to Article 28, Section IV of
                                                              the Mexican Securities Law,
                                                              including the financial
                                                              statements for the year ended
                                                              on December 31, 2006

                                                              02. Resolution over the           Issuer     Yes      For      For
                                                              application of the results
                                                              obtained in such fiscal year

                                                              O3. Appointment or                Issuer     Yes      For      For
                                                              ratification, as the case may
                                                              be, of the members of the
                                                              board of directors and
                                                              secretary, and determination
                                                              of their compensation

                                                              O4. Appointment or                Issuer     Yes      For      For
                                                              ratification, as the case may
                                                              be, of the chairman and
                                                              members of the audit
                                                              committee and corporate
                                                              governance committee

                                                              O5. Discussion and approval,      Issuer     Yes      For      For
                                                              as the case may be, of the
                                                              maximum amount that could be
                                                              used to repurchase of stock
                                                              of the company during 2007

                                                              O6. Designation of delegates      Issuer     Yes      For      For
                                                              who will formalize and
                                                              execute the resolutions
                                                              adopted at this meeting

                                                              E1. Adjustments and changes       Issuer     Yes      For      For
                                                              to the bylaws of
                                                              Desarrolladora Homex,S.A.B.
                                                              de C.V., to modify Articles
                                                              Six, Twenty Two, Thirty Three
                                                              and Thirty Four

                                                              E2. Designation of delegates      Issuer     Yes      For      For
                                                              who will formalize and
                                                              execute the resolutions
                                                              adopted at this meeting

Diamondrock Hospitality Co.  DRH      252784301      4/26/07  1. Elect six directors:           Issuer     Yes      For      For
                                                                1.  William W. McCarten,
                                                                2. Daniel J. Altobello,
                                                                3. W. Robert Grafton,
                                                                4. Maureen L. McAvey,
                                                                5. Gilbert T. Ray and
                                                                6. John L. Williams

                                                              2. Approve amendments to          Issuer     Yes      For      For
                                                              Diamondrock Hospitality
                                                              Company's 2004 Stock Option
                                                              and Incentive Plan

                                                              3. Ratify the selection of        Issuer     Yes      For      For
                                                              KPMG LLP as the independent
                                                              auditors for Diamondrock
                                                              Hospitality Company for the
                                                              fiscal year ending December
                                                              31, 2007

Douglas Emmett, Inc.         DEI      25960P109      5/31/07  1. Elect nine directors:          Issuer     Yes      For      For
                                                                1. Dan A. Emmett,
                                                                2. Jordan L. Kaplan,
                                                                3. Kenneth M. Panzer,
                                                                4. Leslie E. Bider,
                                                                5. Victor J. Coleman,
                                                                6. G. Selassie Mehreteab,
                                                                7. Thomas E. O'Hern,
                                                                8. Dr. Andrea Rich and
                                                                9. William Wilson III

                                                              2. Ratify the selection of        Issuer     Yes      For      For
                                                              Ernst & Young as independent
                                                              auditors for the year ending
                                                              December 31, 2007

Entertainment Properties
Trust                        EPR      29380T105       5/9/07  1. Elect one director:            Issuer     Yes      For      For
                                                                Barrett Brady

                                                              2. Approve the company's 2007     Issuer     Yes      Against  Against
                                                              Equity Incentive Plan

                                                              3. Approve the company's          Issuer     Yes      For      For
                                                              annual performance-based
                                                              incentive plan

                                                              4. Ratify the appointment of      Issuer     Yes      For      For
                                                              KPMG LLP as the company's
                                                              independent registered public
                                                              accounting firm for 2007

Essex Property Trust , Inc.  ESS      297178105       5/8/07  1.  Elect three directors:        Issuer     Yes      For      For
                                                                1. Keith R. Guericke,
                                                                2. Issie N. Rabinovitch and
                                                                3. Thomas E. Randlett

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              KPMG LLP as the independent
                                                              auditors for the company for
                                                              the year ending December 31,
                                                              2007

Inco Limited                  N       453258402       9/7/06  1. Approve the Special            Issuer     Yes      For      For
                                                              Resolution authorizing,
                                                              approving and adopting among
                                                              other things, the arrangement
                                                              under section 192 of the
                                                              Canada Business Corporations
                                                              Act involving the indirect
                                                              acquisition by Phelps Dodge
                                                              Corporation of all the
                                                              outstanding common shares of
                                                              the company

Jones Lang LaSalle
Incorporated                 JLL      48020Q107      5/30/07  1. Elect six directors:           Issuer     Yes      For      For
                                                                1. H. Claude De Bettignies,
                                                                2. Darryl Hartley-Leonard,
                                                                3. Sir Derek Higgs,
                                                                4. Lauralee E. Martin,
                                                                5. Alain Monie and
                                                                6. Thomas C. Theobald

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              KPMG LLP as independent
                                                              registered public accounting
                                                              firm for 2007

                                                              3. Approve amendments of the      Issuer     Yes      Against  Against
                                                              performance-based award
                                                              provision used to determine
                                                              executive compensation under
                                                              the Jones Lang LaSalle Stock
                                                              Award and Incentive Plan

Las Vegas Sands Corp.        LVS      517834107       6/7/07  1. Elect three directors:         Issuer     Yes      For      For
                                                                1. Sheldon G. Adelson,
                                                                2. Irwin Chafetz and
                                                                3. James L. Purcell

                                                              2. Ratify the selection of        Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              independent registered public
                                                              accounting firm

Peabody Energy Corporation   BTU      704549104       5/1/07  1. Elect five directors:          Issuer     Yes      For      For
                                                                1. William A. Coley,
                                                                2. Irl F. Engelhardt,
                                                                3. William C.Rusnack,
                                                                4. John F. Turner and
                                                                5. Alan H. Washkowitz

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Ernst & Young LLP as the
                                                              company's independent
                                                              registered public accounting
                                                              firm for the fiscal year
                                                              ending December 31, 2007

                                                              3. Approve shareholder            Security   Yes      Against  For
                                                              proposal regarding board           Holder
                                                              declassification

Potash Corporation of
Saskatchewan Inc.            POT      73755L107       5/3/07  1. Elect 11. directors:           Issuer     Yes      For      For
                                                                 1. F. J. Blesi,
                                                                 2. W. J. Doyle,
                                                                 3. J. W. Estey,
                                                                 4. W. Fetzer III,
                                                                 5. D. J. Howe,
                                                                 6. A. D. Laberge,
                                                                 7. K. G. Martell,
                                                                 8. J. J. McCaig,
                                                                 9. M. Mogford,
                                                                10. P. J. Schoenhals and
                                                                11. E. R. Stromberg

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche as auditors
                                                              of the corporation

                                                              3. Approve the resolution         Issuer     Yes      For      For
                                                              approving the adoption of a
                                                              new performance option plan

ProLogis                     PLO      743410102      5/15/07  1. Elect twelve directors:        Issuer     Yes      For      For
                                                                 1. K. Dane Brooksher,
                                                                 2. Stephen L. Feinberg,
                                                                 3. George L. Fotiades,
                                                                 4. Christine N. Garvey,
                                                                 5. Donald P. Jacobs,
                                                                 6. Walter C. Rakowich,
                                                                 7. Nelson C. Rising,
                                                                 8. Jeffrey H. Schwartz,
                                                                 9. D. Michael Steuert,
                                                                10. J. Andre Teixeira,
                                                                11. William D. Zollars and
                                                                12. Andrea M. Zulberti

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              KPMG LLP as the company's
                                                              independent registered public
                                                              accounting firm for the year
                                                              2007

Rio Tinto PLC                RTP      767204100      4/13/07  1. Approve authority to allot     Issuer     Yes      For      For
                                                              relevant securities under
                                                              Section 80 of the Companies
                                                              Act 1985

                                                              2. Approve authority to allot     Issuer     Yes      For      For
                                                              equity securities for cash
                                                              under Section 89 of the
                                                              Companies Act 1985

                                                              3. Approve authority to           Issuer     Yes      For      For
                                                              purchase Rio Tinto PLC shares
                                                              by the company or Rio Tinto
                                                              Limited

                                                              4. Approve amendments to the      Issuer     Yes      For      For
                                                              Articles of Association of
                                                              the company and the
                                                              constitution of Rio Tinto
                                                              Limited

                                                              5. Elect Michael Fitzpatrick      Issuer     Yes      For      For

                                                              6. Elect Ashton Calvert           Issuer     Yes      For      For

                                                              7. Elect Guy Elliott              Issuer     Yes      For      For

                                                              8. Elect Lord Kerr                Issuer     Yes      For      For

                                                              9. Elect Sir Richard Sykes        Issuer     Yes      For      For

                                                              10. Re-appointment                Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              auditors of Rio Tinto PLC and
                                                              authorize the Audit Committee
                                                              to determine their
                                                              remuneration

                                                              11. Approve Remuneration          Issuer     Yes      For      For
                                                              Report

                                                              12. Receive the financial         Issuer     Yes      For      For
                                                              statements and the reports of
                                                              the directors and auditors
                                                              for the year ending 31
                                                              December 2006

SL Green Realty Corp.        SLG      78440X101      5/24/071. Elect Edwin Thomas Burton        Issuer     Yes      For      For
                                                            III director

                                                            2. Ratify the selection of          Issuer     Yes      For      For
                                                            Ernst & Young LLP as
                                                            independent registered public
                                                            accounting firm for the
                                                            fiscal year ending December
                                                            31, 2007

                                                            3. Authorize and approve            Issuer     Yes      Against  Against
                                                            amended and restated 2005
                                                            stock option and incentive
                                                            plan in order to increase the
                                                            number of shares that may be
                                                            issued pursuant to such plan

                                                            4. Authorize and approve            Issuer     Yes      For      For
                                                            articles of amendment and
                                                            restatement of articles of
                                                            incorporation in order to
                                                            increase the number of
                                                            authorized shares of common
                                                            stock and make various
                                                            ministerial changes to
                                                            current articles of
                                                            incorporation

Southern Copper Corporation  PCU      84265V105      4/26/07  1. Elect 14 directors:            Issuer     Yes      For      For
                                                                 1. Emilio Carrillo Gamboa,
                                                                 2. Alfredo Casar Perez,
                                                                 3. J. F. Collazo Gonzalez,
                                                                 4. X. G. De Quevedo Topete,
                                                                 5. Ocscar Gonzalez Rocha,
                                                                 6. J. E. Gonzalez Feliz,
                                                                 7. Harold S. Handelsman,
                                                                 8. G. Larrea Mota-Velasco,
                                                                 9. G. Larrea Mota-Velasco,
                                                                10. Armando Oretega Gomez,
                                                                11. Juan Rebolledo Gout,
                                                                12. L. M. Palomino Bonilla,
                                                                13. G. P. Cifuentes and
                                                                14. Carlos Ruiz Sacristan

                                                              2. Approve amendment to           Issuer     Yes      For      For
                                                              by-laws proposing to
                                                              eliminate the provisions that
                                                              have been made extraneous or
                                                              inconsistent with amended and
                                                              restated certificate of
                                                              incorporation, as amended, as
                                                              a result of the elimination
                                                              of class A common stock

                                                              3. Ratify the audit               Issuer     Yes      For      For
                                                              committee's selection of
                                                              PricewaterhouseCoopers S.C.
                                                              as independent accountants
                                                              for 2007

Vornado Realty Trust         VNO      929042109      5/17/07  1. Elect three directors:         Issuer     Yes      For      For
                                                                1. Robert P. Kogod,
                                                                2. David Mandelbaum and
                                                                3. Richard R. West

                                                              2. Ratify the selection of        Issuer     Yes      For      For
                                                              Deloitte & Touche LLP as the
                                                              Company's Independent
                                                              registered public accounting
                                                              firm for the current fiscal
                                                              year

                                                              3. Approve shareholder            Security   Yes      Against  For
                                                              proposal regarding majority        Holder
                                                              voting for trustees

CGM Trust - File No. 811-82

CGM Focus Fund


                                                                                               Proposed
                                                                                                  By
                                                                                                Issuer                       For
                                                                                                  or      Was                 or
                                                    Meeting     Matter                         Security   Vote    Actual    Against
  Issuer                    Ticker     CUSIP          Date     Voted On                         Holder    Cast?    Vote      Mgt.
---------------------------------------------------------------------------------------------------------------------------------

Allegheny Technologies
Incorporated                 ATI      01741R102       5/2/07  A. Elect three directors:         Issuer     Yes      For      For
                                                                1. H. Kent Bowen,
                                                                2. L. Patrick Hassey and
                                                                3. John D. Turner

                                                              B. Approve 2007 Incentive         Issuer     Yes      For      For
                                                              Plan

                                                              C. Ratify the appointment of      Issuer     Yes      For      For
                                                              Ernst & Young LLP to serve as
                                                              the company's independent
                                                              auditors for 2007

                                                              D. Approve stockholder            Security   Yes      Against  For
                                                              proposal regarding                 Holder
                                                              sustainability reporting

Arcelor Mittal                MT      03937E101      6/12/07  !. Adopt the annual accounts      Issuer     Yes      For      For
                                                              for fiscal 2006

                                                              2. Approve proposal to            Issuer     Yes      For      For
                                                              continue to pay a quarterly
                                                              dividend of US $0.325 per
                                                              share, subject to final
                                                              determination of the board

                                                              3. Approve the management         Issuer     Yes      For      For
                                                              performed by the directors
                                                              "A" of the board of directors
                                                              during fiscal 2006

                                                              4. Approve the supervision        Issuer     Yes      For      For
                                                              performed by the directors
                                                              "C" of the board of directors
                                                              during fiscal 2006

                                                              5. Ratify the decision of the     Issuer     Yes      For      For
                                                              board of directors appoint
                                                              Mr. Lakshmi N. Mittal as
                                                              chief executive officer of
                                                              the company as of 5 November
                                                              2006

                                                              6. Approve proposal to            Issuer     Yes      For      For
                                                              designate Mrs. Usha Mittal as
                                                              the person referred to in
                                                              Article 23 of the Articles of
                                                              Association of the company

                                                              7. Approve proposal to            Issuer     Yes      For      For
                                                              re-appoint Deloitte
                                                              accountants as the registered
                                                              accountant of the company

                                                              8. Approve proposal to change     Issuer     Yes      For      For
                                                              the remuneration of the
                                                              directors "C" of the board of
                                                              directors

                                                              9. Approve proposal to            Issuer     Yes      For      For
                                                              designate the board of
                                                              directors as authorized
                                                              corporate body (orgaan) to
                                                              repurchase class A shares in
                                                              the capital of the company
                                                              until 12 December 2008

                                                              10. Approve proposal to           Issuer     Yes      For      For
                                                              extend the authority of the
                                                              board of directors for a
                                                              period of one (1) year to
                                                              issue and/or grant rights

                                                              11. Approve proposal to           Issuer     Yes      For      For
                                                              extend the authority of the
                                                              board of directors for a
                                                              period of one year to limit
                                                              or exclude the pre-emptive
                                                              rights

CNOOC Limited                CEO      126132109      9/29/06  1. Approve the revised caps       Issuer     Yes      For      For
                                                              for 2006 and 2007 for the
                                                              "sales of Petroleum and
                                                              natural gas products"
                                                              category of continuing
                                                              connected transactions.

CNOOC Limited                CEO      126132109      5/25/07  A1. Receive and consider the      Issuer     Yes      For      For
                                                              audited statement of accounts
                                                              together with the reports of
                                                              the directors and the
                                                              auditors thereon for the year
                                                              ended 31 December 2006

                                                              A2. Declare a final dividend      Issuer     Yes      For      For
                                                              for the year ended 31
                                                              December 2006

                                                              A3A. Re-elect Mr. Luo Han as      Issuer     Yes      For      For
                                                              non-executive director

                                                              A3B. Re-elect Mr. Wu Guangqi      Issuer     Yes      For      For
                                                              as executive director

                                                              A3C. Re-Elect Mr. Chiu Sung       Issuer     Yes      For      For
                                                              Hong as independent
                                                              non-executive director

                                                              A3D. Re-elect Mr. Tse Hau         Issuer     Yes      For      For
                                                              Yin, Alousius as independent
                                                              non-executive director

                                                              A3E. Authorize the board of       Issuer     Yes      For      For
                                                              directors to fix the
                                                              remuneration of each of the
                                                              directors

                                                              A4. Re-appoint the company's      Issuer     Yes      For      For
                                                              auditors and authorize the
                                                              board of directors to fix
                                                              their remuneration

                                                              B1. Grant a general mandate       Issuer     Yes      For      For
                                                              to the directors to
                                                              repurchase shares in the
                                                              capital of the company

                                                              B2. Grant a general mandate       Issuer     Yes      For      For
                                                              to the directors to allot,
                                                              issue and deal with
                                                              additional shares in the
                                                              capital of company

Companhia Vale do Rio Doce   RIO      204412209      4/27/07  O1. Appreciation of the           Issuer     Yes      For      For
                                                              managements' report and
                                                              analysis, discussion and vote
                                                              on the financial statements
                                                              for the fiscal year ending
                                                              December 31, 2006

                                                              O2. Approve proposal for the      Issuer     Yes      For      For
                                                              destination of profits of the
                                                              said fiscal year and approve
                                                              the investment budget of the
                                                              company

                                                              O3. Appoint members of the        Issuer     Yes      For      For
                                                              board of directors

                                                              O4. Appoint members of the        Issuer     Yes      For      For
                                                              fiscal council

                                                              O5. Establish the                 Issuer     Yes      For      For
                                                              remuneration of the members
                                                              of the board of directors,
                                                              the board of executive
                                                              officers and the fiscal
                                                              council

                                                              E1. Approve the capital           Issuer     Yes      For      For
                                                              increase, through
                                                              capitalization of reserves,
                                                              without the issuance of
                                                              shares, and the consequent
                                                              change of the head of Article
                                                              5 of the company's by-laws

Deere & Company               DE      244199105      2/28/07  1. Elect three directors:         Issuer     Yes      For      For
                                                                1. Robert W. Lane,
                                                                2. Antonio Madero B. and
                                                                3. Aulana L. Peters

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche LLP as the
                                                              independent registered public
                                                              accounting firm for fiscal
                                                              2007

Embraer-Empresa Brasileira   ERJ      29081M102      4/23/07  A1. Examine, discuss and vote     Issuer     Yes      For      For
                                                              on the financial statements
                                                              for the year ended December
                                                              31, 2006

                                                              A2. Allocate the net profits      Issuer     Yes      For      For
                                                              recorded in such fiscal year

                                                              A3. Appoint the members of        Issuer     Yes      For      For
                                                              the fiscal committee for the
                                                              2007/2008 term of office

                                                              A4. Set the aggregate annual      Issuer     Yes      For      For
                                                              compensation to be received
                                                              by the company's officers and
                                                              members of the committee of
                                                              its board of directors

                                                              A5. Set the compensation of       Issuer     Yes      For      For
                                                              the members of the fiscal
                                                              committee

                                                              E1. Confirm the increase in       Issuer     Yes      For      For
                                                              the company's capital stock
                                                              in the amount of
                                                              R$11,119,509.06, as approved
                                                              by the board of directors at
                                                              its meetings held in
                                                              September and December 2006
                                                              and March 2007

                                                              E2. Amend Article 6 of the        Issuer     Yes      For      For
                                                              company's bylaws, as a result
                                                              of the confirmation of the
                                                              increase in capital stock

                                                              E3. Amend the company's           Issuer     Yes      For      For
                                                              bylaws in order to remove
                                                              Article 10 and its sole
                                                              paragraph to include them,
                                                              with amendments, as paragraph
                                                              3 and paragraph 4 of Article
                                                              7, renumbering, as a
                                                              consequence, the remaining
                                                              Articles of the bylaws

                                                              E4. Consolidate the company's     Issuer     Yes      For      For
                                                              bylaws

Flour Corporation            FLR      343412102       5/2/07  1. Elect four directors:          Issuer     Yes      For      For
                                                                1. James T. Hackett,
                                                                2. Kent Kresa,
                                                                3. Lord Robin W. Renwick and
                                                                4. Peter S. Watson

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Ernst & Young LLP as
                                                              registered public accounting
                                                              firm for 2007

The Goldman Sachs Group, Inc. GS      38141G104      3/27/04  1. Elect 13 directors:            Issuer     Yes      For      For
                                                                 1. Lloyd C. Blankfein,
                                                                 2. Lord Browne of Madingley,
                                                                 3. John H. Bryan,
                                                                 4. Gary D. Cohn,
                                                                 5. Claes Dahlback,
                                                                 6. Stephen Friedman,
                                                                 7. William W. George,
                                                                 8. Rajat K. Gupta,
                                                                 9. James A. Johnson,
                                                                10, Lois D. Juliber,
                                                                11. Edward M. Liddy,
                                                                12. Ruth J. Simmons and
                                                                13. Jon Winkelried

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              independent auditors for 2007
                                                              fiscal year

                                                              3. Shareholder proposal           Security   Yes      Against  For
                                                              regarding a charitable             Holder
                                                              contributions report

                                                              4. Shareholder proposal           Security   Yes      Against  For
                                                              regarding a sustainability         Holder
                                                              report

                                                              5. Shareholder proposal           Security   Yes      Against  For
                                                              regarding stock options            Holder

Las Vegas Sands Corp.        LVS      517834107       6/7/07  1. Elect three directors:         Issuer     Yes      For      For
                                                                1. Sheldon G. Adelson,
                                                                2. Irwin Chafetz and
                                                                3. James L. Purcell

                                                              2. Ratify the selection of        Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              independent registered public
                                                              accounting firm

Merrill Lynch & Co., Inc.    MER      590188108      4/27/07  1. Elect three directors:         Issuer     Yes      For      For
                                                                1. John D. Finnegan,
                                                                2. Joseph W. Prueher and
                                                                3. Ann N. Reese

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche as
                                                              independent registered public
                                                              accounting firm

                                                              3. Approve shareholder            Security   Yes      Against  For
                                                              proposal relating to               Holder
                                                              instituting cumulative voting

                                                              4. Approve shareholder            Security   Yes      Against  For
                                                              proposal relating to naming        Holder
                                                              executive officers
                                                              compensation to shareholders
                                                              for annual ratification

                                                              5. Approve shareholder            Security   Yes      Against  For
                                                              proposal relating to adopting      Holder
                                                              a policy that a significant
                                                              portion of future equity
                                                              compensation be
                                                              performance-vesting shares

Micron Technology, Inc.       MU      595112103      12/5/06  1. Elect seven directors:         Issuer     Yes      For      For
                                                                 1. Steven R. Appleton,
                                                                 2. Teruaki Aoki,
                                                                 3. James W. Bagley,
                                                                 4. Mercedes Johnson,
                                                                 5. Lawrence. N. Mondry,
                                                                 6. Gordon C. Smith and
                                                                 7. Robert E. Switz

                                                              2. Approve an Amendment to        Issuer     Yes      Against  Against
                                                              the Company's 2004 Equity
                                                              Incentive Plan increasing the
                                                              number of shares reserved for
                                                              issuance thereunder by
                                                              30,000,000

                                                              3. Ratify the appointment of      Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              the Company's independent
                                                              registered public accounting
                                                              firm for the fiscal year
                                                              ending August 30,2007

                                                              4. Approve stockholder            Security   Yes      Against  For
                                                              proposal regarding amending        Holder
                                                              EEO Policy to prohibit
                                                              descrimination based on
                                                              sexual orientation or gender
                                                              identity

Morgan Stanley                MS      617446448      4/10/07  1. Elect 12 directors:            Issuer     Yes      For      For
                                                                 1. Roy J. Bostock,
                                                                 2. Erskine B. Bowles,
                                                                 3. Howard J. Davies,
                                                                 4. C. Robert Kidder,
                                                                 5. John J. Mack,
                                                                 6. Donald T. Nicolaisen,
                                                                 7. Charles H. Noski,
                                                                 8. Hutham S. Olayan,
                                                                 9. Charles E. Phillips, Jr.,
                                                                10. O. Griffith Sexton,
                                                                11. Laura D. Tyson and
                                                                12. Klaus Zumwinkel

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche LLP as
                                                              independent Auditor

                                                              3. Approve the 2007 Equity        Issuer     Yes      Against  Against
                                                              Incentive Compensation Plan

                                                              4. Approve shareholder            Security   Yes      Against  For
                                                              proposal regarding simple          Holder
                                                              majority vote

                                                              5. Approve shareholder            Security   Yes      Against  For
                                                              proposal regarding executive       Holder
                                                              compensation advisory vote

Potash Corporation of
Saskatchewan Inc.            POT      73755L107       5/3/07  1. Elect 11. directors:           Issuer     Yes      For      For
                                                                 1. F. J. Blesi,
                                                                 2. W. J. Doyle,
                                                                 3. J. W. Estey,
                                                                 4. W. Fetzer III,
                                                                 5. D. J. Howe,
                                                                 6. A. D. Laberge,
                                                                 7. K. G. Martell,
                                                                 8. J. J. McCaig,
                                                                 9. M. Mogford,
                                                                10. P. J. Schoenhals and
                                                                11. E. R. Stromberg

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche as auditors
                                                              of the corporation

                                                              3. Approve the resolution         Issuer     Yes      For      For
                                                              approving the adoption of a
                                                              new performance option plan

Schlumberger Limited
(Schlumberger N.V.)          SLB      806857108      4/11/07  1. Elect 13 directors:            Issuer     Yes      For      For
                                                                 1. P. Camus,
                                                                 2. J.S. Gorelick,
                                                                 3. A.Gould,
                                                                 4. T. Isaac,
                                                                 5. N. Kudravtsev,
                                                                 6. A. Lajous,
                                                                 7. M.E. Marks,
                                                                 8. D. Primat,
                                                                 9. L. R. Reif,
                                                                10. T. J. Sandvold,
                                                                11. N. Seydoux,
                                                                12. L. G. Stuntz and
                                                                13. R. Talwar

                                                              2. Adopt and approve              Issuer     Yes      For      For
                                                              financials and dividends

                                                              3. Approve the appointment of     Issuer     Yes      For      For
                                                              PricewaterhouseCoopers LLP as
                                                              the independent firm to audit
                                                              the accounts of the Company
                                                              for 2007


Tesoro Corporation           TSO      881609101       5/1/07  1. Elect nine directors:          Issuer     Yes      For      For
                                                                1. John F. Bookout, III,
                                                                2. Rodney F. Chase,
                                                                3. Robert W. Goldman,
                                                                4. Steven H. Grapstein,
                                                                5. William J. Johnson,
                                                                6. J. W. (Jim) Nokes,
                                                                7. Donald H. Schmude,
                                                                8. Bruce A. Smith and
                                                                9. Michael E. Wiley

                                                              2. Ratify the appointment of      Issuer     Yes      For      For
                                                              Deloitte & Touche LLP as the
                                                              company's independent
                                                              auditors for 2007

Weatherford International
Ltd.                         WFT      G95089101      5/30/071. Elect eight directors:           Issuer     Yes      For      For
                                                              a. Nicholas F. Brady,
                                                              b. William E. Macaulay,
                                                              c. David J. Butters,
                                                              d. Robert B. Millard,
                                                              e. Bernard J. Duroc-Danner,
                                                              f. Robert K. Moses, Jr.,
                                                              g. Sheldon B. Lubar and
                                                              h. Robert A. Rayne

                                                            2. Appoint Ernst & Young LLP        Issuer     Yes      For      For
                                                            as independent auditors for
                                                            the year ending December 31,
                                                            2007 and authorize Audit
                                                            Committee of the Board of
                                                            Directors to set Ernst &
                                                            Young LLP's remuneration


                                   SIGNATURES

                          [See General Instruction F]

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CGM TRUST
             -----------------------------------------------------------------

By  (Signature and Title)*  /s/ Robert L. Kemp
                            --------------------------------------------------
                            Robert L. Kemp, President

Date   8/23/07
       -----------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.